Post-retirement pension and other defined benefit schemes	12 Months Ended
Dec. 31, 2024
Post-retirement pension and other defined benefit schemes
Post-retirement pension and other defined benefit schemes

22 Post-retirement pension and other defined benefit schemes

Background

This section predominantly covers defined benefit arrangements like post-retirement pension and medical plans which make up the vast bulk of these liabilities. However, it also incorporates other benefits which fall under IAS 19 ‘Employee Benefits’ rules and which require an actuarial valuation, including but not limited to: lump sum plans, long-service awards and defined contribution pension plans which have some defined benefit characteristics (e.g. a minimum guaranteed level of benefit). In total, over 50 plans in 28 countries are covered.

The Group and most of its subsidiaries offer post-retirement pension plans which cover the majority of employees. The Group’s policy is to provide defined contribution (DC) orientated pension provision to its employees unless otherwise compelled by local regulation. As a result, many of these retirement plans are DC, where the Group contribution and resulting charge is fixed at a set level, or is a set percentage of employees’ pay. However, several plans, mainly in the UK and Sweden, are defined benefit (DB), where benefits are based on employees’ length of service and salary. The major DB plans are largely legacy arrangements as they have been closed to new entrants since 2000, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979). During 2010, following consultation with its UK employees’ representatives, the Group introduced a freeze on pensionable pay at 30 June 2010 levels for DB members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now 351 employees.

The Group’s DB plans are largely funded through ringfenced, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve payments from the Group, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored by the Group and local fiduciaries, who may take into account various factors, including: the strength of the Group’s covenant, local regulation, cash flows, and the solvency and maturity of the pension plan.

Funding Framework

Eighty six per cent of the Group’s total DB obligations (or 62% of net obligations) at 31 December 2024 are in plans within the UK and Sweden.

The Group has developed a long-term funding framework for such plans which targets either full funding on a low-risk funding measure, or buyout with an external third-party as the pension plans mature, with pragmatic long-term de-risking of investment strategy along the way. Unless local regulation dictates otherwise, this framework determines the cash contributions payable.

UK

The UK Pension Fund represents approximately 65% of the Group’s DB obligations at 31 December 2024. The funding framework is modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Trustee.

Role of Trustee and Regulation

The UK Pension Fund is governed and administered by a corporate Trustee. The Trustee Directors are comprised of representatives appointed by both the employer and Fund members and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular, for investment strategy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions required to ensure the funding objective is met.

The UK pensions industry is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

The Pension Scheme Act 2021 became effective in the UK from 1 October 2021. A section of this Act places additional legal requirements on companies who sponsor UK defined benefit pension schemes, to monitor and assess corporate activity, with a focus on the potential impact of such activity on the ongoing security of these benefits. The Group maintains a framework to ensure it meets its responsibilities under the Act.

There have been two UK High Court Rulings relating to Guaranteed Minimum Pensions (GMP) equalisation in 2018 and 2020. Following the publication of guidance around implementation in 2021, the Trustee, with input from the Group, has completed the equalisation of benefits for pensioner members, and a process is in place to equalise non-pensioner members’ benefits at the point of retirement. Further details are set out later in this Note. An estimate of the impact of these changes has already been recognised in 2018 and 2020, and actual experience is in line with the estimates previously recognised.

In June 2023, the UK High Court (Virgin Media Limited v NTL Pension Trustees II Limited) ruled that certain historical amendments for contracted-out defined benefit pension plans were invalid if they were not accompanied by the correct actuarial confirmation. Whilst the Court of Appeal upheld this ruling in July 2024, there remains material uncertainty in relation to the legal position itself and in particular, the application of the ruling. The Group has discussed the ruling with the Trustee and its potential implications for the UK Pension Fund. The Trustee has considered this matter with their legal adviser. Whilst the Trustee has not conducted any detailed investigations at this point, we note their position that they have no reason to believe that any such confirmations were not provided, in which case the ruling will have no impact on the UK Pension Fund. The Trustee is monitoring developments as further government guidance and/or case law emerges and the Group will maintain a dialogue on this matter.

Funding requirements and security

UK legislation requires that an actuarial valuation is completed for all DB pension schemes every three years, which compares the schemes’ liabilities to its assets. As part of the triennial valuation process, the Trustee and the Group must agree on a set of assumptions to value the liabilities and determine the contributions required, if any, to ensure the UK Pension Fund is fully funded over an appropriate time period and on a suitably prudent measure. The assumptions used to value the liabilities for the triennial actuarial valuation are required to be prudent, whereas the assumptions used to prepare an IAS 19 accounting valuation are required to be ‘best estimate’.

The last full actuarial valuation of the UK Pension Fund was carried out by a qualified actuary as at 31 March 2022 and finalised in May 2023, ahead of the statutory deadline. The funding assumptions used in this actuarial valuation were set out in the Group's prior year report. The next actuarial valuation is due to take place as at 31 March 2025, with a likely timescale for completion in early to mid-2026. The Group is aware that this actuarial valuation will fall under the Pensions Regulator's new defined benefit funding code of practice.

Aspects of the triennial actuarial valuation are governed by a long-term funding agreement, effective since October 2016, which sets out a path to full funding on a low-risk measure. Under this agreement, if a deficit exists, the Group is required to provide security. This security takes the form of a charge in favour of the Trustee over all land and buildings on the Group’s Cambridge Biomedical Campus site. This charge was enacted in December 2023, and provides long-term security to the Trustee in respect of the Group’s future deficit recovery contributions. At the last assessment date (1 December 2023), the value of the charge was £317m ($398m) and it is capped at £350m ($440m). The value of the charge will vary and is expected to reduce over time, before falling away. Under the terms of the charge, the Trustee can only exercise its right over the ownership of the site in a Group insolvency event.

In relation to deficit recovery contributions, a lump sum contribution of £39m ($49m) was made in March 2024, with a further annual contribution of £39m ($49m) due before 31 March 2025, and each year up to 31 March 2028. Based on 31 December 2024 IAS 19 assumptions, it is expected that ongoing contributions (excluding past service deficit contributions) during the year ending 31 December 2025 for the UK will be approximately $18m.

GMP equalisation of member benefits has been completed. The method of equalisation converts GMP to non-GMP pension to simplify the structure and administration of benefits. As at 31 December 2024, all pensioner and dependent members have had their benefits equalised and, for non-pensioner members, a process is in place to equalise their benefits at their point of retirement.

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Group by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. In particular, the Trustee has no unilateral right to wind up the Fund without Company consent nor does it have the power to unilaterally use any surplus to augment benefits prior to wind-up. As such, there are no adjustments required in respect of ‘IFRIC 14 IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

Sweden

The Swedish plans account for 21% of the Group’s defined benefit obligations. They are governed by Fiduciary Bodies with responsibility for the investment of the assets. These plans are funded in line with the Group’s long-term funding framework and local regulations.

The Swedish defined benefit pension plans were actuarially valued at 31 December 2023, when plan obligations were estimated to amount to $1,602m and plan assets were $1,068m. The local Swedish GAAP funding position can influence contribution policy. Over 2024, for the largest material pension plan, the Group did not request a reimbursement of benefit payments made throughout the year as the funding level was below 100% on the Swedish GAAP basis and so any such reimbursement is not permitted. These benefit payments over 2024, totalling approximately $50m, are therefore regarded as Group contributions.

Based on 31 December 2024 IAS 19 assumptions, it is expected that contributions during the year ending 31 December 2025 for Sweden will be approximately $50m.

US

Following a buy out in May 2023 of the AZ Pharmaceutical LP qualified US Defined Benefit Pension Plan, all remaining US benefit plans which fall under IAS 19 are now disclosed within the ‘Rest of Group’ category, given the material reduction in aggregate obligation and to therefore ensure consistency with the Group's classification methodology.

Other defined benefit plans

The Group provides defined benefit plans other than pensions which are reported under IAS 19. These include lump sum plans, long-service awards and defined contribution pension plans which have a guaranteed minimum benefit. However, the largest category of these ‘other’ non-pension plans are healthcare benefits.

The cost of post-retirement benefits other than pensions for the Group in 2024 was $1m (2023: $1m; 2022: $1m). Plan assets were $146m and plan obligations were $105m at 31 December 2024.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 for the major defined benefit plans operated by the Group to 31 December 2024. The assumptions used may not necessarily be borne out in practice, due to the inherent financial and demographic uncertainty associated with making long-term projections. These assumptions reflect the changes which have the most material impact on the results of the Group and were as follows:

				2023
	UK	US	Sweden	Rest of Group[1]
Inflation assumption	3.1%	–	1.6%	2.2%
Rate of increase in salaries	– [3]	–	3.1%	3.7%
Rate of increase in pensions in payment	2.9%	–	1.6%	2.2%
Discount rate – defined benefit obligation	4.6%	4.7%	3.3%	3.3%
Discount rate – interest cost	4.6%	4.7%	3.3%	3.3%
Discount rate – service cost	4.5%	n/a	3.3%	3.3%

			2024
	UK	Sweden	Rest of Group[1]
Inflation assumption	3.2%[2]	1.8%	2.1%
Rate of increase in salaries	– [3]	3.3%	3.6%
Rate of increase in pensions in payment	3.0%	1.8%	2.1%
Discount rate – defined benefit obligation[4]	5.5%	3.5%	3.5%
Discount rate – interest cost[5]	5.4%	3.4%	3.5%
Discount rate – service cost[5]	5.5%	3.5%	3.5%

1	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.
2The UK inflation assumption includes an allowance for some UK inflation experience over 2024.
3Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
4Group defined benefit obligation as at 31 December 2024 calculated using discount rates based on market conditions as at 31 December 2024.
52024 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2023.

The weighted average duration of the post-retirement scheme obligations is approximately 11 years in the UK, 16 years in Sweden and 13 years for the Rest of the Group (including Germany).

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data are available. Additional allowance for future improvements in life expectancy is included for all major plans where there is credible data to support a continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male and female members retiring in 2024 and male and female members expected to retire in 2044 (2023: 2023 and 2043 respectively).

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2024	2044	2023	2043	2024	2044	2023	2043
UK	22.1	23.1	22.1	23.1	23.7	24.8	23.7	24.8
Sweden	21.8	24.1	21.8	23.6	23.9	26.3	23.9	26.0

In the UK, the Group adopted the CMI Core 2023 Mortality Projections Model with an addition to initial rates of improvement of 0.5% p.a., core (7.0) smoothing parameter and a 1% long-term improvement rate. The Group has assumed that 15% of members (2023: 25%) will transfer out of the defined benefit section of the UK Pension Fund at an average age of 57. No other demographic assumptions have changed since they were updated in 2022 following the actuarial valuation.

In Sweden, the Group adopted DUS23 (2023: DUS21) as the mortality base table. All other demographic assumptions are unchanged from 2023.

Risks associated with the Group’s defined benefit pension plans

The UK defined benefit plan accounts for 65% of the Group’s defined benefit obligations and exposes the Group to a number of risks which the Group monitors and works with the Trustee to mitigate (noting it is the Trustee who has the remit and ultimate decision making powers). The most significant of which are:

Risk	Description	Mitigation
1 Asset pricing

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 44% of the UK Pension Fund is exposed to growth assets, including global investments, most of which are not sterling dominated. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives and risk budget.

The Trustee invests in a suitably diversified range of asset classes with different return drivers and investment managers. Investment strategy will evolve to further improve the expected risk/return profile as opportunities arise and funding solvency improves.

The Trustee has hedged approximately 89% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

2 Interest rate	A decrease in corporate bond yields will increase the present value placed on the DBO under IAS 19.

The interest rate hedge of the UK Pension Fund is predominantly implemented via holding gilts (and gilt repurchase agreements or ‘gilt repo’) of appropriate duration. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2024 (versus target of 100%). Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and ‘gilt repo’) and the bonds included in the yield curve to set the DBO discount rate on an IAS 19 basis (AA corporate bonds). As such, there remains mismatching risk on an IAS 19 basis should yields on gilts diverge compared to AA corporate bonds.

3 Inflation

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members, a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in the vast majority of cases, this is capped at an annual increase of 5%, known as Limited Price Indexation or LPI).

The UK Pension Fund holds RPI index-linked gilts and ‘gilt repo’. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO and is approximately 98% hedged as a percentage of assets at the end of 2024 (versus a target of 100%).

4 Longevity	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

In 2013, the Trustee entered into a longevity swap to hedge against the risk of increasing life expectancy over the next circa 70 years. The swap currently covers approximately 8,000 of the UK Pension Fund’s pensioners, equivalent to $2.2bn of Pension Fund liability. A one-year increase in life expectancy would result in a $178m increase in Pension Fund obligations, which would be partially offset by a $89m increase in the value of the longevity swap and hence the pension fund assets.

5 Cash flow and liquidity

The UK Pension Fund is maturing and cash flow negative. Assets are liquidated to meet benefit outgo and potentially from time to time, to supplement the collateral pool required to post margin for derivative holdings.

There is a risk of the Trustee requesting liquidity support from the Group to meet margin calls or expenditure, if the liquidity position of the UK Pension Fund is not effectively monitored and managed.

The Trustee invests in a diversified portfolio of highly liquid assets to manage sequencing risk and operates a collateral management policy, maintaining a minimum liquidity ‘buffer’. As at the end of 2024, the buffer is well above recommended regulatory guidelines and the minimum thresholds, and can be quickly supplemented in an orderly manner.

At 31 December 2024, 8% of assets are invested in a cash-flow driven investment portfolio, consisting of investment-grade corporate bonds. The purpose of this portfolio is to generate income to help meet the Fund’s benefit outgo. The portfolio is expected to grow over time as further de-risking occurs and when attractive pricing points present.

Other risks

There are a number of other risks of administering the UK Pension Fund which the Trustee manages with Group input. Some of the major risks include counterparty risks from using derivatives (mitigated by using a specialist investment manager to oversee a diversified range of counterparties of high standing and ensuring positions are collateralised daily). Furthermore, there are operational risks (such as paying out the wrong benefits) and regulatory risks (such as the UK Government introducing new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the Pension Funds.

Fiduciary Boards who govern the Swedish pension plans also monitor and manage these key risks, where relevant and possible to do so, in a similar way, by investing in a diversified manner (to mitigate the first risk) and employing a framework to hedge interest rate risk where practicable (to mitigate the second risk). It is not possible to hedge inflation risk (third risk) nor longevity risk (fourth risk) due to a lack of available instruments in the local market. As the Swedish plans are less mature and have a longer investment horizon, the fifth risk is not as significant compared to the UK Pension Fund.

Fiduciary boards are aware of Environmental, Social and Governance (ESG) risks as they pertain to investment policy, and where local regulation allows, have policies in place to monitor and manage such risks and comply with local legislation and disclosure requirements.

Assets and obligations of defined benefit plans

The assets and obligations of the defined benefit schemes operated by the Group at 31 December 2024, as calculated in accordance with IAS 19, are shown below. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash-flow projections over long periods and is therefore inherently uncertain.

Scheme assets

											2023
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,383	–	61	–	–	–	51	–	2,495	–	2,495
Corporate bonds[2]	373	–	94	–	–	–	6	–	473	–	473
Derivatives[3]	–	(532)	–	–	–	440	–	–	–	(92)	(92)
Investment funds: Listed Equities[4]	–	321	–	–	–	–	53	3	53	324	377
Investment funds: Absolute Return/Multi Strategy[4]	–	1,131	–	–	–	461	5	8	5	1,600	1,605
Investment funds: Corporate Bonds/Credit[4]	–	667	–	–	–	165	48	–	48	832	880
Cash and cash equivalents	53	363	5	–	–	2	–	3	58	368	426
Other	–	–	–	–	–	–	(1)	316	(1)	316	315
Total fair value of scheme assets[5]	2,809	1,950	160	–	–	1,068	162	330	3,131	3,348	6,479

									2024
		UK		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,884	–	–	–	45	–	1,929	–	1,929
Corporate bonds[2]	352	–	–	–	6	–	358	–	358
Derivatives[3]	–	(355)	–	475	–	–	–	120	120
Investment funds: Listed Equities[4]	–	374	–	–	38	23	38	397	435
Investment funds: Absolute Return/Multi Strategy[4]	–	1,051	–	420	5	7	5	1,478	1,483
Investment funds: Corporate Bonds/Credit[4]	–	601	–	159	182	19	182	779	961
Cash and cash equivalents	32	336	–	2	2	2	34	340	374
Other	–	–	–	–	(6)	194	(6)	194	188
Total fair value of scheme assets[5]	2,268	2,007	–	1,056	272	245	2,540	3,308	5,848

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swaps, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pension plans on page 186. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension plan owns units in the fund, alongside other investors. The pension plans invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (actively managed multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	None of the Group’s own assets were included in the scheme assets (2023: $nil).

Scheme obligations

					2023
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(233)	(45)	(553)	(442)	(1,273)
Deferred membership	(853)	(2)	(443)	(294)	(1,592)
Pensioners	(4,075)	(107)	(606)	(254)	(5,042)
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)	(7,907)

				2024
	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(200)	(543)	(481)	(1,224)
Deferred membership	(667)	(393)	(197)	(1,257)
Pensioners	(3,725)	(572)	(301)	(4,598)
Total value of scheme obligations	(4,592)	(1,508)	(979)	(7,079)

Net (deficit)/surplus in the scheme

						2023
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,759	160	1,068	492		6,479
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)		(7,907)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(402)	6	(534)	(498)		(1,428)
Included in Non-current other receivables (Note 14)	–	66	–	26	[1]	92
Included in Retirement benefit obligations	(402)	(60)	(534)	(524)		(1,520)
	(402)	6	(534)	(498)		(1,428)

					2024
	UK	Sweden	Rest of Group		Total
	$m	$m	$m		$m
Total fair value of scheme assets	4,275	1,056	517		5,848
Total value of scheme obligations	(4,592)	(1,508)	(979)		(7,079)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(317)	(452)	(462)		(1,231)
Included in Non-current other receivables (Note 14)	–	–	99	[2]	99
Included in Retirement benefit obligations	(317)	(452)	(561)		(1,330)
	(317)	(452)	(462)		(1,231)

1	Surpluses were recognised in Ireland and Belgium.
2	Surpluses were recognised in the US, Ireland and Belgium.

Fair value of scheme assets

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	4,759	1,068	652	6,479	4,573	1,008	946	503	7,030
Interest income on scheme assets	214	33	15	262	229	22	38	11	300
Expenses	(5)	–	–	(5)	(9)	(1)	–	(1)	(11)
Actuarial (losses)/gains	(370)	55	–	(315)	(59)	2	37	(45)	(65)
Exchange and other adjustments	(67)	(98)	(20)	(185)	262	(1)	48	20	329
Employer contributions	66	50	50	166	65	35	46	42	188
Participant contributions	1	–	12	13	1	4	–	7	12
Benefits paid	(323)	(52)	(76)	(451)	(303)	(68)	(47)	(45)	(463)
Settlements[1]	–	–	(116)	(116)	–	(841)	–	–	(841)
Scheme assets’ fair value at end of year	4,275	1,056	517	5,848	4,759	160	1,068	492	6,479

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

The actual return on the plan assets was a loss of $53m (2023: gain of $235m).

Movement in post-retirement scheme obligations

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(5,161)	(1,602)	(1,144)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)
Current service cost	(6)	(26)	(40)	(72)	(6)	(2)	(13)	(35)	(56)
Past service (cost)/credit	(2)	(8)	1	(9)	12	–	(2)	2	12
Participant contributions	(1)	–	(12)	(13)	(1)	(4)	–	(7)	(12)
Benefits paid	323	52	76	451	303	68	47	45	463
Interest expense on post-retirement scheme obligations	(231)	(47)	(34)	(312)	(239)	(22)	(50)	(27)	(338)
Actuarial gains/(losses)	416	(23)	2	395	(155)	(12)	(202)	28	(341)
Exchange and other adjustments	70	146	56	272	(274)	1	(70)	(34)	(377)
Settlements[1]	–	–	116	116	–	839	–	11	850
Present value of obligations in scheme at end of year	(4,592)	(1,508)	(979)	(7,079)	(5,161)	(154)	(1,602)	(990)	(7,907)

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

The obligations arise from over 50 plans in 28 countries:

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(4,582)	(1,505)	(717)	(6,804)	(5,151)	–	(1,599)	(868)	(7,618)
Funded – post-retirement healthcare	–	–	(78)	(78)	–	(94)	–	–	(94)
Unfunded – pension schemes[1]	–	(3)	(167)	(170)	–	(60)	(3)	(113)	(176)
Unfunded – post-retirement healthcare	(10)	–	(17)	(27)	(10)	–	–	(9)	(19)
Total	(4,592)	(1,508)	(979)	(7,079)	(5,161)	(154)	(1,602)	(990)	(7,907)

1	Includes defined benefit pension schemes and other plans, such as lump sum, long service awards and DC plans with underpins.

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the years ended 31 December 2024 and 31 December 2023, are set out below.

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(6)	(26)	(40)	(72)	(6)	(2)	(13)	(35)	(56)
Past service (cost)/credit	(2)	(8)	1	(9)	12	–	(2)	2	12
Expenses	(5)	–	–	(5)	(9)	(1)	–	(1)	(11)
Total charge to Operating profit	(13)	(34)	(39)	(86)	(3)	(3)	(15)	(34)	(55)
Finance expense
Interest income on scheme assets	214	33	15	262	229	22	38	11	300
Interest expense on post-retirement scheme obligations	(231)	(47)	(34)	(312)	(239)	(22)	(50)	(27)	(338)
Net interest on post-employment defined benefit plan liabilities	(17)	(14)	(19)	(50)	(10)	–	(12)	(16)	(38)
Charge before taxation	(30)	(48)	(58)	(136)	(13)	(3)	(27)	(50)	(93)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(370)	55	–	(315)	(59)	2	37	(45)	(65)
Experience gains/(losses) arising on the post-retirement scheme obligations	3	(33)	(10)	(40)	(25)	(2)	(67)	(13)	(107)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	414	11	11	436	(142)	(10)	(135)	44	(243)
Changes in demographic assumptions	(1)	(1)	1	(1)	12	–	–	(3)	9
Remeasurement of the defined benefit liability	46	32	2	80	(214)	(10)	(165)	(17)	(406)

Past service cost includes granting early retirement in UK and Sweden.

Total Group pension costs in respect of defined contribution and defined benefit schemes during the year are set out below (see Note 29).

	2024	2023
	$m	$m
Defined contribution plans	528	482
Defined benefit plans − Current service cost and Expenses	77	67
Defined benefit plans − Past service cost/(credit)	9	(12)
Pension costs	614	537

Rate sensitivities

The following tables show the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our two main defined benefit pension obligation countries.

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	219	(239)	269	(308)
Sweden ($m)	110	(126)	109	(123)
Total ($m)	329	(365)	378	(431)

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(148)	142	(189)	184
Sweden ($m)	(119)	104	(116)	104
Total ($m)	(267)	246	(305)	288

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(46)	43	(46)	42
Total ($m)	(46)	43	(46)	42

			2024			2023
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(178)	[2]	175	[3]	(214)	212
Sweden ($m)	(74)		54		(51)	51
Total ($m)	(252)		229		(265)	263

1	Rate of increase in pensions in payment follows inflation.
2Of the $178m increase, $89m is covered by the longevity swap.
3Of the $175m decrease, $88m is covered by the longevity swap.

Due to market conditions at 31 December 2023 the following additional sensitivities for 1.0% assumption changes were calculated and disclosed in the 2023 Group Financial Statements: $525m (UK) and $210m (Sweden) if the discount rate is increased; $(634)m (UK) and $(254)m (Sweden) if the discount rate is decreased; $(384)m (UK) and $(240)m (Sweden) if the inflation rate is increased; and $363m (UK) and $201m (Sweden) if the inflation rate is decreased. The Group does not consider market conditions at 31 December 2024 warrant the updating of these sensitivities.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership.

The inflation sensitivity allows for the impact of a change in inflation on salary increases and pension increases (where these assumptions are inflation-linked).

The salary increase sensitivity reflects the impact of an increase of only salary relative to inflation.

The sensitivity to the life expectancy assumption is estimated based on a revised mortality assumption that extends/reduces the current life expectancy by one year for a particular age.